Cash and Cash Equivalents (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and deposits in banks
Cash	$ 861,178	$ 824,863	$ 613,361
Deposits at the Central Bank of Chile	1,731,079	953,016
Deposits in local banks	948	664
Deposits in banks abroad	961,315	286,898
Subtotals - Cash and deposits in banks	3,554,520	2,065,441
Net cash items in process of collection	156,814	190,714
Cash and cash equivalents	$ 3,711,334	$ 2,256,155	$ 1,634,341	$ 2,486,199